Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 3,689.9	$ 3,501.6
Less accumulated depreciation	(1,520.9)	(1,463.8)
Property, plant and equipment, net	2,169.0	2,037.8
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	94.7	99.0
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	747.0	577.4
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	2,316.2	2,149.9
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 532.0	$ 675.3